Segment reporting	6 Months Ended
Mar. 31, 2021
Segment reporting
Segment reporting

Note 2. Segment reporting

Operating segments are presented on a basis consistent with information provided internally to Westpac's key decision makers and reflects the management of the business, rather than the legal structure of the Group.

Internally, Westpac uses 'cash earnings' in assessing the financial performance of its divisions. Management believes this allows the Group to:

•	more effectively assess current year performance against prior periods;
•	compare performance across business divisions; and
•	compare performance across peer companies.

Cash earnings is viewed as a measure of the level of profit that is generated by ongoing operations and is therefore typically considered in assessing distributions, including dividends. Cash earnings is neither a measure of cash flow nor net profit determined on a cash accounting basis, as it includes both cash and non-cash adjustments to statutory net profit.

To determine cash earnings, three categories of adjustments are made to statutory results:

•	material items that key decision makers at Westpac believe do not reflect ongoing operations;
•	items that are not typically considered when dividends are recommended, mainly economic hedging impacts; and
•	accounting reclassifications between individual line items that do not impact statutory results.

Reportable operating segments

We are one of Australia and New Zealand’s leading providers of financial services, operating under multiple brands, with a small presence in Europe, North America and Asia. We operate through an extensive branch and ATM network, significant online capability, and call centres supported by specialist relationship and product managers. Our operations comprise the following key divisions:

•	Consumer provides banking products and services to personal customers, including mortgages, credit cards, personal loans, and savings and deposit products.
•	Business serves the banking needs of SME and Commercial customers (including Agribusiness) and provides banking and advisory services to high net worth individuals through Private Wealth.
•	Westpac Institutional Bank (WIB) provides a broad range of financial products and services to corporate, institutional and government customers.
•	Westpac New Zealand provides banking, wealth and insurance products and services for consumer, business and institutional customers in New Zealand.
•

Specialist Businesses provides auto finance, Australian life, general and lenders mortgage insurance, investment product and services (including margin lending and equities broking), superannuation and retirement products as well as wealth administration platforms. It also manages Westpac Pacific which provides a full range of banking services in Fiji and Papua New Guinea. Westpac has announced it has entered into a sales agreement for Westpac Pacific, Westpac Vendor Finance business, Westpac General Insurance, and Westpac Lenders Mortgage Insurance. These sales are expected to finalise in 2021, subject to regulator approvals.

•

Group Businesses includes the results of unallocated support functions such as Treasury, Technology and Operations, and Core Support. It also includes Group-wide elimination entries arising on consolidation, centrally raised provisions and other unallocated revenue and expenses.

On 17 March 2021, Westpac announced that it was bringing together the leadership of its Consumer and Business divisions into a new Consumer and Business Banking division. For the 2021 Interim Financial Report there will be no change in how we report our Consumer and Business divisions’ performance as there has been no change to the performance information provided internally to Westpac’s key decision makers.

The tables present the segment results on a cash earnings basis for the Group:

	Half Year March 2021
			Westpac	Westpac New
			Institutional	Zealand	Specialist	Group
$m	Consumer	Business	Bank	(A$)	Businesses	Businesses	Group
Net interest income	4,216	2,083	464	996	253	457	8,469
Net fee income	191	221	278	73	42	(105)	700
Net wealth management and insurance income	—	10	—	44	626	(85)	595
Trading income	39	40	298	43	15	18	453
Other income	11	2	6	7	1	555	582
Net operating income before operating expenses and impairment charges	4,457	2,356	1,046	1,163	937	840	10,799
Operating expenses[1]	(2,270)	(1,170)	(698)	(500)	(740)	(603)	(5,981)
Impairment (charges)/benefits	80	129	(8)	92	80	(1)	372
Profit before income tax expense	2,267	1,315	340	755	277	236	5,190
Income tax (expense)/benefit	(675)	(395)	(110)	(210)	(146)	(115)	(1,651)
Net profit attributable to NCI	—	—	—	—	3	(5)	(2)
Cash earnings	1,592	920	230	545	134	116	3,537
Net cash earnings adjustments	—	—	—	(3)	—	(91)	(94)
Net profit attributable to owners of WBC	1,592	920	230	542	134	25	3,443
Balance sheet
Loans[2]	395,130	134,844	62,408	83,151	12,687	(2)	688,218
Deposits and other borrowings[2]	223,062	154,455	91,008	71,019	6,445	39,412	585,401

	Half Year Sept 2020
			Westpac	Westpac New
			Institutional	Zealand	Specialist	Group
$m	Consumer	Business	Bank	(A$)	Businesses	Businesses	Group
Net interest income	4,313	2,019	506	892	247	443	8,420
Net fee income	196	191	280	56	48	66	837
Net wealth management and insurance income	—	10	—	80	266	(78)	278
Trading income	42	47	364	9	17	20	499
Other income	9	1	(18)	7	3	249	251
Net operating income before operating expenses and impairment charges	4,560	2,268	1,132	1,044	581	700	10,285
Operating expenses[1]	(2,141)	(1,230)	(697)	(482)	(1,128)	(862)	(6,540)
Impairment (charges)/benefits	(599)	(674)	(111)	(102)	(95)	641	(940)
Profit before income tax expense	1,820	364	324	460	(642)	479	2,805
Income tax (expense)/benefit	(546)	(108)	(139)	(129)	44	(311)	(1,189)
Net profit attributable to NCI	—	—	—	—	(1)	—	(1)
Cash earnings	1,274	256	185	331	(599)	168	1,615
Net cash earnings adjustments	—	—	—	(4)	32	(543)	(515)
Net profit attributable to owners of WBC	1,274	256	185	327	(567)	(375)	1,100
Balance sheet
Loans	389,793	140,698	66,192	81,434	14,942	—	693,059
Deposits and other borrowings	219,259	151,939	102,851	68,473	9,260	39,349	591,131

	Half Year March 2020
			Westpac	Westpac New
			Institutional	Zealand	Specialist	Group
$m	Consumer	Business	Bank	(A$)	Businesses	Businesses	Group
Net interest income	4,234	2,144	605	940	287	456	8,666
Net fee income	275	247	264	67	41	(139)	755
Net wealth management and insurance income	—	12	—	78	358	33	481
Trading income	48	50	273	18	40	—	429
Other income	3	2	19	4	(11)	(7)	10
Net operating income before operating expenses and impairment charges	4,560	2,455	1,161	1,107	715	343	10,341
Operating expenses[1]	(2,035)	(1,068)	(619)	(516)	(420)	(1,502)	(6,160)
Impairment (charges)/benefits	(416)	(697)	(293)	(200)	(160)	(472)	(2,238)
Profit before income tax expense	2,109	690	249	391	135	(1,631)	1,943
Income tax (expense)/benefit	(637)	(212)	(102)	(110)	(41)	153	(949)
Net profit attributable to NCI	—	—	—	—	(1)	—	(1)
Cash earnings	1,472	478	147	281	93	(1,478)	993
Net cash earnings adjustments	—	—	—	11	(63)	249	197
Net profit attributable to owners of WBC	1,472	478	147	292	30	(1,229)	1,190
Balance sheet
Loans	395,625	144,959	78,595	84,778	16,269	(548)	719,678
Deposits and other borrowings	208,427	142,175	109,977	70,725	9,625	41,991	582,920
1.

Included in the Specialist Businesses division in operating expenses is $89 million relating to impairment of goodwill and other intangible assets for First Half 2021 (Second Half 2020: $538 million, First Half 2020: $33 million). For other divisions, there was no impairment of goodwill and impairment of other intangibles assets was not material.

2.	Specialist Businesses’ excludes balances presented as held for sale (refer to Note 17 for further details).

Reconciliation of cash earnings to reported results

	Half Year	Half Year	Half Year	% Mov't
	March	Sept	March	Mar 21 -	Mar 21 -
$m	2021	2020	2020	Sept 20	Mar 20
Cash earnings	3,537	1,615	993	119	large
Fair value (gain)/loss on economic hedges	(46)	(581)	219	(92)	large
Ineffective hedges	(48)	37	24	large	large
Adjustments related to Pendal	—	32	(63)	(100)	(100)
Treasury shares	—	(3)	17	(100)	(100)
Total cash earnings adjustment (post-tax)	(94)	(515)	197	(82)	large
Net profit attributable to owners of WBC	3,443	1,100	1,190	large	189